Exchange rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD
Disclosure of foreign exchange rates [line items]
Average rates:	1.28	1.24	1.24
Period end rates:	1.25	1.27	1.20
EUR
Disclosure of foreign exchange rates [line items]
Average rates:	1.18	1.15	1.17
Period end rates:	1.20	1.15	1.13
JPY
Disclosure of foreign exchange rates [line items]
Average rates:	193	175	161
Period end rates:	197	180	159